Finance (Income) Expense, Net - Schedule of Finance (Income) Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance (Income) Expense, Net [Abstract]
Change in fair value of derivative liabilities		$ (841)	$ (2,822)
Interest income	(78)	(4)
Total finance income	(78)	(845)	(2,822)
Change in fair value of derivative liabilities	607
Finance expenses in respect of third-party loan	7		83
Amortization of loan discount			37
Exchange rate differences	51	91	156
Issuance costs	603
Interest expense on loans from shareholders and related parties			203
Other finance expenses	37	10	38
Revaluation of securities -fair value through profit or loss	63	221
Total finance expenses	1,368	322	517
Finance expense (income), net	$ 1,290	$ (523)	$ (2,305)